We are pleased to enclose your 2023 Form 1099-DIV with respect to your investment in one or more of the Pear Tree Funds. This insert provides you with important tax information relating to the distributions you received or re-invested during the calendar year 2023. Because tax laws vary among states, you should consult your personal tax adviser about the specific rules in the state(s) in which you pay income taxes and how the enclosed information relates to the preparation of your tax return(s).

This letter is for informational purposes only and has not been furnished to the Internal Revenue Service. Please retain this information for preparation of your tax return(s).

Distributions of Ordinary Dividends

As a result of the Jobs and Growth Tax Relief Reconciliation Act of 2003 a portion of the total ordinary dividends (box la on Form 1099-DIV) paid by your fund during 2023 may be designated as qualified dividends (box lb on Form 1099 - DIV). Qualified dividends are dividends received by your fund (and paid to shareholders) from domestic corporations or qualified foreign corporations that the fund has also met the required holding period (the fund must hold the security for greater than 60 days during the 121 day period beginning 60 days before the ex-dividend date). The qualified dividends are subject to a maximum tax rate of 15% for most taxpayers (For 2023 you will not need to pay any taxes on qualified dividends as long as you have $41,675 or less of ordinary income. If you have between $41,676 and $459,750 of ordinary income, then you will pay a tax rate of 15% on qualified dividends. The rate for $459,751 or more is 20%.). In order for the individual to report the amount of qualified dividends in box 1b as qualified dividend income the shareholder must also satisfy the holding period requirement mentioned above with respect to his/her mutual fund shares. If the holding period requirement is not satisfied, the qualified dividends will be taxed as ordinary dividend income.

Fund	Percentage
Pear Tree Essex Environmental Opportunities Fund	0.00%
Pear Tree Quality Fund	100.00%
Pear Tree Polaris Foreign Value Fund	100.00%
Pear Tree Axiom Emerging Markets World Equity Fund	100.00%
Pear Tree Polaris International Opportunities Fund	100.00%
Pear Tree Polaris Small Cap Fund	100.00%
Pear Tree Polaris Foreign Value Small Cap Fund	100.00%

Distributions from Capital Gains

Long-term capital gain dividends paid by the funds during 2023 will be taxed at the 15% capital gain tax rate for most taxpayers (For 2023 you will not need to pay any taxes on qualified dividends as long as you have $41,675 or less of ordinary income. If you have between $41,676 and $459,750 of ordinary income, then you will pay a tax rate of 15% on qualified dividends. The rate for $459,751 or more is 20%.). The amount of total capital gain distributions are shown in Box 2a of Form 1099-DIV.

If applicable, amounts taxed at 28% (gain on collectibles) are shown in Box 2d and amounts taxed at 25% (unrecaptured Section 1250 gain) are shown in Box 2b of Form 1099-DIV.

55 Old Bedford Road, Lincoln, MA 01773 ■ 800-326-2151 ■ fax 781-676-5943 ■ www.peartreefunds.com

Distributed by U.S. Boston Capital Corporation, Member FINRNSIPC

Foreign Taxes

You are allowed to claim a tax credit or an itemized deduction on your federal income tax return for your share of foreign taxes paid by a mutual fund during 2023. In most cases, you will receive more benefit by claiming a tax credit.

The amount reported in Box 7 of Form 1099-DIV represents the amount of creditable foreign taxes paid by the mutual fund. The information below will assist you in calculating the information necessary to claim either a credit or itemized deduction

To calculate your total foreign source income passed through from the mutual fund multiply your total ordinary dividends (Box la of Form 1099-DIV) by the foreign source income factor shown in the Total Foreign Source Income Factor column below for the appropriate fund (s).

Fund	Total Foreign Source Income Factor
Pear Tree Polaris Foreign Value Fund	100.00%
Pear Tree Axiom Emerging Markets World Equity Fund	97.53%
Pear Tree Polaris Foreign Value Small Cap Fund	99.08%
Pear Tree Polaris International Opportunities Fund	99.72%

In order to claim a foreign tax credit shareholders must also satisfy certain holding period requirements with respect to his/her mutual fund shares. If the holding period requirements are not satisfied, the foreign taxes will qualify as itemized deductions. Please consult your tax adviser to determine whether the foreign taxes passed through to you by the fund are either creditable or qualify as an itemized deduction, and whether to make the election to exempt you from the foreign tax credit limitation and the filing requirement of Form 1116.

On December 2, 2019, the Internal Revenue Services issued final regulations (IR-2019-193) which included several foreign tax credit provisions changing as a result of The Tax Cut and Jobs Act (TCJA) passed in December 2017. Please review the instructions to Form 1116 and consult with your tax adviser.

Additional Information

Corporate Dividend Received Deduction

The following percentages of the ordinary dividends received during 2023 qualify for the 50% corporate dividend received deduction. To determine the amount of dividends that qualify, corporate shareholders should multiply the total ordinary dividends received during 2023 by the percentages noted below for each fund in which you are invested.

Fund	Percentage
Pear Tree Axiom Emerging Markets World Equity Fund	7.83%
Pear Tree Polaris Small Cap Fund	100.00%
Pear Tree Quality Fund	100.00%

Nontaxable Distributions

The amount included in Box 3 of Form 1099-DIV represents amounts distributed as return capital, which for tax purposes, are nontaxable. The amount included in Box 3 as non-dividend distributions should reduce the cost basis of your shares. Once you have received return of capital distributions equivalent to your cost basis, any additional return of capital distributions received will be taxable to you as capital gain even though they will be reported as nontaxable distributions on Form 1099-DIV.

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